Accounts receivable, net - Credit loss provision (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable, net
Balance at beginning of the year	¥ (15,717)	¥ (2,303)	¥ (2,296)
Current year provision	(6,501)	(13,888)	(993)
Current year reversal	12,534	474	986
Balance at end of the year	¥ (9,684)	¥ (15,717)	¥ (2,303)